Revenue Recognition	9 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue Recognition

NOTE 12 – REVENUE RECOGNITION

The Company derives revenue primarily from sales of subscription services, which consists of revenue from software-as-a-services (SaaS), cloud computing and post-contract customer support (PCS). Subscription revenue from SaaS and PCS is recognized ratably over the contractual term of the arrangement, beginning on the date the service is made available to the customer, and revenue from cloud computing is recognized on a consumption basis during the contractual term of the arrangement. The Company also derives revenue from the sales of software licenses and from professional services. License revenue is recognized at the point in time when the customer is able to use and benefit from the software and revenue from professional services and other is recognized as the services are performed.

Disaggregation of Revenue

Revenue by geographic region, based on the physical location of the customer, was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2024	2023	2024
United States	$77,741	$91,164	$191,309	$248,507
Other	29,263	37,976	81,018	108,425
Total revenue	$107,004	$129,140	$272,327	$356,932

No foreign country accounted for 10% or more of revenue in any period presented.

Contract Balances

Accounts receivable are recorded at the invoice amount, net of allowance for doubtful accounts and credit losses. A receivable is recorded in the period the Company delivers products or provides services, or when it has an unconditional right to payment. In multi-year agreements, the Company generally invoices customers in equal annual installments at the beginning of each year within the contractual period. The Company records a receivable for multi-year licensed software, whether or not billed, to the extent it has an unconditional right to receive payment in the future related to those licenses.

The Company estimates the amount of uncollectible accounts receivable at the end of each reporting period and provides a reserve when needed based on an assessment of various factors including the aging of the receivable balance, historical experience, and expectations of forward-looking loss estimates. When developing the expectations of forward-looking loss estimates, the Company takes into consideration forecasts of future economic conditions, information about past events, such as historical trends of write-offs, and customer-specific circumstances, such as bankruptcies and disputes. Accounts receivable are written off when deemed uncollectible. As of September 30, 2024 and December 31, 2023, the balance in the allowance for doubtful accounts was $2.4 million and $1.2 million, respectively. The allowance for credit losses was not material as of September 30, 2024 or December 31, 2023. The Company recorded bad debt expense of $1.3 million for both the nine months ended September 30, 2024 and 2023, which is presented in the condensed consolidated statements of operations as general and administrative expenses. Bad debt expense was not material for the three months ended September 30, 2024 and 2023.

Deferred revenue consists of customer billings in advance of revenue being recognized. The Company primarily invoices its customers for its SaaS arrangements, PCS, and term-based software licenses in equal annual installments at the beginning of each year within the contractual period, though certain contracts require invoicing for the entire arrangement in advance. Amounts anticipated to be recognized within one year of the balance sheet date are recorded on the consolidated balance sheets as deferred revenue, current; the remaining portion is recorded as deferred revenue, noncurrent.

The balance of deferred revenue will fluctuate based on timing of invoices and recognition of revenue. The amount of revenue recognized during the three and nine months ended September 30, 2024 that was included in deferred revenue at the beginning of the period was $82.5 million and $159.7 million, respectively.

Remaining Performance Obligations

The aggregate amount of the transaction price allocated to remaining performance obligations as of September 30, 2024 was $997.0 million. The Company expects to recognize approximately 39% of this amount as revenue in the next 12 months with the remaining balance recognized thereafter.